UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22764

CPG Carlyle Commitments Master Fund, LLC

(Exact name of registrant as specified in charter)

125 W. 55th Street, New York, NY 10019

(Address of principal executive offices) (Zip code)

Michael Mascis

c/o Central Park Advisers, LLC

125 W. 55th Street

New York, NY 10019

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 212.317.9200

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Explanatory Note:

The Registrant is filing this amendment to its Form N-PX for the period July 1, 2022 through June 30, 2023 originally filed with the Securities and Exchange Commission on August 23, 2023. The sole purpose of this amendment is to file EX-99.A. This amendment does not amend, update or modify any other items or disclosures found in the original Form N-PX filing.

Item 1 – Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2023 with respect to which the registrant was entitled to vote.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	CPG Carlyle Commitments Master Fund, LLC

By (Signature and Title)	/s/ Michael Mascis
Michael Mascis
Authorized Person

Date	March 18, 2024